Share-based payments (Tables)	12 Months Ended
Jun. 30, 2024
Share-based payments
Schedule of movements in the number of share awards outstanding

	Number of Class A ordinary shares
	Gross award	Net settlement (post tax)
At 1 July 2023	382,079	203,478
Awarded	58,809	31,660
Vested	(184,297)	(98,214)
Forfeited	(38,951)	(20,645)
At 30 June 2024	217,640	116,279